Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Income tax (benefit)/expense	$ (80)	$ 74	$ (142)	$ (656)
Deferred tax
(Increase)/decrease in deferred tax assets	(43)	(130)	(187)	(948)
(Decrease)/increase in deferred tax liabilities	(37)	204	45	292
Total deferred tax (benefit)/expense	(80)	74	(142)	(656)
Income tax (benefit)/expense	$ (80)	$ 74	$ (142)	$ (656)